Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2024 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies [Abstract]
Letters of guarantee aggregate value	$ 6.1		¥ 43.8
Restricted cash	2.1		14.9
Aggregate customers and suppliers	4.2	¥ 30.2
Restricted cash	$ 1.3		¥ 9.5